NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Nature Of Operations

1. NATURE OF OPERATIONS

Hero Technologies Inc. (the “Company”), was incorporated in the State of Nevada on May 14, 2004. The Company plans to be a vertically-integrated cannabis company with cultivation, processing and dispensary operations. The Company’s business plan includes cannabis genetics engineering, farmland for both medical and recreational cannabis cultivation, production licenses, distribution licenses, consumer packaging and retail operations, and dispensaries that make the company a Multi-State Operator (MSO).

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with generally accepted accounting principles in the United States (“US GAAP”) which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. The Company has not generated sufficient operating revenues and has funded its operations through the issuance of capital stock and third party loans.

1. NATURE AND CONTINUANCE OF OPERATIONS

1. NATURE AND CONTINUANCE OF OPERATIONS

Hero Technologies Inc. (the “Company”) was incorporated in the State of Nevada on May 14, 2004. The Company had previously focused on oil and gas exploration in Australia’s Cooper Basin. During 2019, the Company sold its remaining oil and gas assets and discontinued operations in the energy industry. As a result, the financial results related to the oil and gas activity were reflected in the consolidated statements of operations discontinued operations. The related assets and liabilities associated with the discontinued operations in prior year’s consolidated balance sheet are classified as discontinued operations. See Note 4 for additional information.

Hero Technologies Inc. is a cannabis company with a vertically-integrated business model. The company has a majority stake in BlackBox Systems and Technologies LLC, an aeroponic cannabis cultivation system that provides optimal growing conditions to enhance photosynthesis and cultivation of large flowering plants, creating increased harvest efficiencies. The company's business plan includes cannabis genetic engineering, farmland for both medical and recreational cannabis cultivation, production licenses, distribution licenses, consumer packaging and retail operations, and dispensaries that make the company a multi-state operator (MSO).

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with generally accepted accounting principles in the United States (“US GAAP”) which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. The Company has not generated operating revenues and has funded its operations through the issuance of capital stock.

There is no certainty that further funding will be available as needed. These factors raise substantial doubt about the ability of the Company to continue operating as a going concern. The Company's ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon: the continued support of its controlling shareholders, its ability to raise capital sufficient to fund its commitments and ongoing losses, and ultimately generating profitable operations.